PENSION PLAN - Employee Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	$ 44	$ 35
Registered Plans
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	26	19
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	$ 18	$ 16